Variable Interest Entities	Nov. 18, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Variable Interest Entities
NOTE 15. VARIABLE INTEREST ENTITIES
The primary beneficiary of a VIE is required to consolidate the VIE and to disclose certain information about its significant variable interests in the VIE. The primary beneficiary of a VIE is the entity that has both 1) the power to direct the activities that most significantly impact the entity’s economic performance and 2) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE.
Dominion Energy
At December 31, 2018, Dominion Energy owned the general partner, 60.9% of the common and subordinated units and 37.5% of the convertible preferred interests in Dominion Energy Midstream, which owned a preferred equity interest and the general partner interest in Cove Point. In January 2019, Dominion Energy acquired all outstanding partnership interests not owned by Dominion Energy Gas and Dominion Energy Midstream became a wholly-owned subsidiary of Dominion Energy. Dominion Energy previously concluded that Dominion Energy Midstream was a VIE due to the limited partners lacking the characteristics of a controlling financial interest. Dominion Energy was the primary beneficiary of Dominion Energy Midstream and Dominion Energy Midstream was the primary beneficiary of Cove Point as they had the power to direct the activities that most significantly impact their economic performance as well as to absorb losses and benefits which could be significant to them.
At December 31, 2018, Dominion Energy owns the manager and 67% of the membership interest in certain merchant solar facilities, as discussed in Note 2. Dominion Energy has concluded that these entities are VIEs due to the members lacking the characteristics of a controlling financial interest. In addition, in 2016 Dominion Energy created a wholly owned subsidiary, SBL Holdco, as a holding company of its interest in the VIE merchant solar facilities and accordingly SBL Holdco is a VIE. Dominion Energy is the primary beneficiary of SBL Holdco and the merchant solar facilities, as it has the power to direct the activities that most significantly impact their economic performance as well as the obligation to absorb losses and benefits which could be significant to them. Dominion Energy’s securities due within one year and long-term debt include $31 million and $299 million, respectively, of debt issued by SBL Holdco net of issuance costs that is nonrecourse to Dominion Energy and is secured by SBL Holdco’s interest in certain merchant solar facilities.
Dominion Energy owns a 48% membership interest in Atlantic Coast Pipeline. See Note 9 for more details regarding the nature of this entity. Dominion Energy concluded that Atlantic Coast Pipeline is a VIE because it has insufficient equity to finance its activities without additional subordinated financial support. Dominion Energy has concluded that it is not the primary beneficiary of Atlantic Coast Pipeline as it does not have the power to direct the activities of Atlantic Coast Pipeline that most significantly impact its economic performance, as the power to direct is shared among multiple unrelated parties. Dominion Energy is obligated to provide capital contributions based on its ownership percentage. Dominion Energy’s maximum exposure to loss is limited to its current and future investment as well as any obligations under a guarantee provided. See Note 22 for more information.
Dominion Energy and Virginia Power
Dominion Energy and Virginia Power’s nuclear decommissioning trust funds and Dominion Energy’s rabbi trusts hold investments in limited partnerships or similar type entities (see Note 9 for further details). Dominion Energy and Virginia Power concluded that these partnership investments are VIEs due to the limited partners lacking the characteristics of a controlling financial interest. Dominion Energy and Virginia Power have concluded neither is the primary beneficiary as they do not have the power to direct the activities that most significantly impact these VIEs’ economic performance. Dominion Energy and Virginia Power are obligated to provide capital contributions to the partnerships as required by each partnership agreement based on their ownership percentages. Dominion Energy and Virginia Power’s maximum exposure to loss is limited to their current and future investments.
Dominion Energy and Dominion Energy Gas
Dominion Energy previously concluded that Iroquois was a VIE because a non-affiliated
Iroquois equity holder had the ability during a limited period of time to transfer its ownership interests to another Iroquois equity holder or its affiliate. At the end of the first quarter 2016, such right no longer existed and, as a result, Dominion Energy concluded that Iroquois is no longer a VIE.
Virginia Power
Virginia Power had long-term power and capacity contracts with three non-utility
generators, which contain certain variable pricing mechanisms in the form of partial fuel reimbursement that Virginia Power considers to be variable interests. Contracts with two of these non-utility
generators expired during 2017, leaving a remaining aggregate summer generation capacity of approximately 218 MW. After an evaluation of the information provided by these entities, Virginia Power was unable to determine whether they were VIEs. However, the information they provided, as well as Virginia Power’s knowledge of generation facilities in Virginia, enabled Virginia Power to conclude that, if they were VIEs, it would not be the primary beneficiary. This conclusion reflects Virginia Power’s determination that its variable interests do not convey the power to direct the most significant activities that impact the economic performance of the remaining entity during the remaining terms of Virginia Power’s contract and for the years the entity is expected to operate after its contractual relationship expires. The remaining contract expires in 2021. Virginia Power is not subject to any risk of loss from this potential VIE other than its remaining purchase commitments which totaled $150 million as of December 31, 2018. Virginia Power paid $50 million, $86 million, and $144 million for electric capacity to non-utility
generators and $18 million, $24 million, and $31 million for electric energy to non-utility
generators for the years ended December 31, 2018, 2017 and 2016, respectively.
Dominion Energy Gas
DETI has been engaged to oversee the construction of, and to subsequently operate and maintain, the projects undertaken by Atlantic Coast Pipeline based on the overall direction and oversight of Atlantic Coast Pipeline’s members. An affiliate of DETI holds a membership interest in Atlantic Coast Pipeline, therefore DETI is considered to have a variable interest in Atlantic Coast Pipeline. The members of Atlantic Coast Pipeline hold the power to direct the construction, operations and maintenance activities of the entity. DETI has concluded it is not the primary beneficiary of Atlantic Coast Pipeline as it does not have the power to direct the activities of Atlantic Coast Pipeline that most significantly impact its economic performance. DETI has no obligation to absorb any losses of the VIE. See Note 24 for information about associated related party receivable balances.
Dominion Energy Gas purchased shared services from DECGS and DEQPS, affiliated VIEs, of $45 million, $45 million and $18 million for the years ended December 31, 2018, 2017 and 2016, respectively. Dominion Energy Gas’ Consolidated Balance Sheets included amounts due to DECGS and DEQPS of $6 million at both December 31, 2018 and 2017. Additionally, in connection with Dominion Energy Midstream’s acquisition of Dominion Energy Questar Pipeline, Dominion Energy Questar Pipeline transferred its employees and employee-related assets and liabilities to DEQPS via an equity contribution of $37 million. Dominion Energy Gas determined that neither it nor any of its consolidated entities is the primary beneficiary of DECGS or DEQPS, as neither it nor any of its consolidated entities has both the power to direct the activities that most significantly impact their economic performance as well as the obligation to absorb losses and benefits which could be significant to them. DECGS and DEQPS provide human resources and operations services to Dominion Energy and its subsidiaries as subsidiary service companies. Neither Dominion Energy Gas nor any of its consolidated entities has any obligation to absorb more than its allocated share of DECGS or DEQPS costs.
Virginia Power and Dominion Energy Gas
Virginia Power and Dominion Energy Gas purchased shared services from DES, an affiliated VIE, of $335 million and $106 million, $340 million and $106 million, and $346 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. Virginia Power and Dominion Energy Gas’ Consolidated Balance Sheets included amounts due to DES of $107 million and $43 million, respectively, at December 31, 2018, and $36 million and $14 million, respectively, at December 31, 2017, recorded in payables to affiliates in the Consolidated Balance Sheets. Virginia Power and Dominion Energy Gas determined that neither is the primary beneficiary of DES as neither has both the power to direct the activities that most significantly impact its economic performance as well as the obligation to absorb losses and benefits which could be significant to it. DES provides accounting, legal, finance and certain administrative and technical services to all Dominion Energy subsidiaries, including Virginia Power and Dominion Energy Gas. Virginia Power and Dominion Energy Gas have no obligation to absorb more than their allocated shares of DES costs.